Income tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current income tax expenses	(3,965)	(12,516)	(48,357)
Deferred income tax benefits	1,643	11,173	19,316

Income tax expense for the year	(2,322)	(1,343)	(29,041)

Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax (Loss) Income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax (loss) income is as follows:

	For the year ended December 31,
	2010	2011	2012

PRC statutory income tax rate	(25.0%)	(25.0%)	(25.0%)
Effect of preferential tax rate	—	8.4%	10.4%
Effect of tax-exempt entities	0.2%	(5.1%)	0.2%
Permanent differences*	25.1%	32.5%	(13.9%)
Change in valuation allowance	1.5%	(7.8%)	(2.0%)
Effect of Super Deduction available to the Group	(0.8%)	(4.9%)	5.7%
Adjustments of deferred tax for changes in tax rates	—	3.6%	—

Effective income tax rate	1.0%	1.7%	(24.6%)

*	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by the subsidiaries and VIEs.

Schedule of Tax Effects of Temporary Differences That Give Rise to Deferred Tax Asset Balances

The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	RMB	RMB
Deferred tax assets, current:
Deferred revenue	4,682	16,270
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	7,985	17,062
Valuation allowance	(180)	(1,783)

Total current deferred tax assets, net	12,487	31,549

Deferred tax assets, non-current:
Tax loss carried forward	1,691	2,433
Deferred revenue	—	538
Impairment of an equity investment	45	45
Impairment of a cost investment	284	—
Valuation allowance	(1,691)	(2,433)

Total non-current deferred tax assets, net	329	583

Schedule of Net Operating Tax Loss Carry Forwards	The net operating tax loss carry forwards will begin to expire as follows:

Amount
RMB

2013	108
2014	3,184
2015	—
2016	3,405
2017	3,034

Total	9,731